INVENTORY	12 Months Ended
Jan. 31, 2020
INVENTORY [abstract]
INVENTORY
11.	INVENTORY

Inventories consist of:
as at January 31,	2020	2019	2018

Finished goods	$3,878,754	$2,283,439	$—
Work in progress	2,313,089	4,575,595	—
	$6,191,843	$6,859,034	$—

Inventories expensed to cost of sales during the year ended January 31, 2020 was $25,625,734 (2019 - $2,681,864). Included in inventory expensed to cost of sales during the year ended January 31, 2020 were fair value adjustments recognised which increased cost of sales by $4,000,000 (2019 - $Nil).  This one-time non-cash charge is related to the fair value of inventory acquired in the Silver State acquisition which closed January 1, 2019.  This inventory was fully sold during the first six months of the year ended January 31, 2020

In addition, at  At January 31, 2020, inventories included fair value adjustments of biological assets $1,383,411 (2019 - $278,920).